Investments in Associates and Joint Ventures - Summarized Statement of Financial Posistion, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Reconciliation to Carrying Amount and Statement of Comprehensive Income, Adjusted for Fair Value Adjustments and Differences in Accounting Policies and Dividends Received of the Group's Principal Joint Ventures (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of joint ventures [Line Items]
Non-current assets	¥ 2,001,359	¥ 2,265,997
Current assets	486,767	466,913
Including: cash and cash equivalents	118,631	86,409	¥ 85,954	[1]	¥ 123,700
Non-current liabilities	516,087	627,186
Current liabilities	605,418	661,419
REVENUE	1,933,836	2,516,810	2,374,934	[1]
Depreciation, depletion and amortization	(213,875)	(225,262)	(232,276)	[1]
Interest expense	(26,528)	(30,409)	(22,718)	[1]
INCOME TAX EXPENSE	(22,588)	(36,199)	(42,790)	[1]
Net profit	33,485	67,015	73,980	[1]
Total comprehensive income	¥ 22,355	¥ 75,945	71,332	[1]
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 1,685	¥ 1,750
Current assets	7,319	8,666
Including: cash and cash equivalents	1,343	1,206
Non-current liabilities	158	152
Including: Non-current financial liabilities	1	5
Current liabilities	5,927	7,349
Including: Current financial liabilities excluding trade and other payables	3,267	3,599
Net assets	2,919	2,915
Net assets attributable to owners of the Company	2,672	2,672
Group's share of net assets	1,336	1,336
Carrying amount of interest in joint ventures	1,336	1,336
REVENUE	36,695	42,116	43,924
Depreciation, depletion and amortization	(195)	(81)	(90)
Interest income	16	23	18
Interest expense	(60)	(88)	(96)
INCOME TAX EXPENSE	(57)	(92)	(37)
Net profit	185	142	126
Total comprehensive income	140	169	151
Group's share of total comprehensive income	¥ 46	85	76
Dividends received by the Group		¥ 0	8
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 39,809	¥ 43,258
Current assets	2,886	2,680
Including: cash and cash equivalents	739	73
Non-current liabilities	2,330	2,355
Including: Non-current financial liabilities	2,330	2,100
Current liabilities	235	445
Net assets	40,130	43,138
Net assets attributable to owners of the Company	40,130	43,138
Group's share of net assets	20,065	21,569
Carrying amount of interest in joint ventures	20,065	21,569
REVENUE	18	23	14
Depreciation, depletion and amortization	(38)	(37)	(4)
Interest income	42	51	59
Interest expense	(58)	(57)	(46)
INCOME TAX EXPENSE	1	0	10
Net profit	3,060	4,070	1,931
Total comprehensive income	(3,007)	7,940	2,505
Group's share of total comprehensive income	(1,504)	3,970	1,253
Dividends received by the Group	¥ 0	¥ 175
Mangistau Investment BV [Member]
Disclosure of joint ventures [Line Items]
Percentage ownership interest (%)	50.00%	50.00%
Non-current assets	¥ 10,586	¥ 11,980
Current assets	830	1,211
Including: cash and cash equivalents	74	292
Non-current liabilities	3,008	3,062
Including: Non-current financial liabilities	848	907
Current liabilities	575	567
Net assets	7,833	9,562
Net assets attributable to owners of the Company	7,833	9,562
Group's share of net assets	3,917	4,781
Carrying amount of interest in joint ventures	3,917	4,781
REVENUE	8,152	15,104	16,085
Depreciation, depletion and amortization	(1,048)	(883)	(807)
Interest income	4	2	5
Interest expense	(160)	(158)	(154)
INCOME TAX EXPENSE	(293)	(925)	(1,077)
Net profit	362	2,818	3,324
Total comprehensive income	(650)	2,978	3,020
Group's share of total comprehensive income	(325)	1,489	1,510
Dividends received by the Group	¥ 539	¥ 1,115	¥ 1,650

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).